UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Minnesota Fund

November 30, 2008

	Principal
	Amount	Value
Municipal Bonds – 98.08%
Corporate-Backed Revenue Bonds – 3.60%
Cloquet Pollution Control Revenue Refunding (Potlatch Corporation Project) 5.90% 10/1/26	$ 6,500,000	$ 4,862,585
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	8,000,000	6,462,560
Sartell Environmental Improvement Revenue Refunding (International Paper) Series A 5.20% 6/1/27	7,265,000	4,809,939
Seaway Port Authority of Duluth Industrial Development Dock & Wharf Revenues (Cargill Project)
Series E 6.125% 11/1/14	4,500,000	4,513,860
		20,648,944
Education Revenue Bonds – 5.28%
Minnesota Higher Education Facilities Authority Revenue (Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,078,100
Series 6-J1 5.00% 5/1/36	2,225,000	1,550,536
Minnesota State Colleges & Universities Revenue Fund Series A
5.00% 10/1/22 (FSA)	5,135,000	5,014,379
5.00% 10/1/28	8,900,000	8,616,446
5.00% 10/1/29 (MBIA)	5,665,000	5,444,801
Minnesota State Higher Education (Carleton College) Series 6-T 5.00% 1/1/28	1,000,000	953,800
Minnesota State Higher Education Facilities (Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	1,705,150
Minnesota State Higher Education Facilities Authority Revenue (St. Catherine College) Series 5-N1
5.00% 10/1/18	2,200,000	1,912,570
5.25% 10/1/22	1,500,000	1,226,250
5.375% 10/1/32	1,000,000	742,150
St. Cloud Housing & Redevelopment Authority Revenue (State University Foundation Project) 5.00% 5/1/23	2,000,000	1,987,140
		30,231,322
Electric Revenue Bonds – 8.16%
Chaska Electric Revenue Refunding (Generating Facilities) Series A 5.00% 10/1/30	3,000,000	2,633,910
Minnesota State Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	2,433,390
Series A 5.00% 10/1/34	6,250,000	5,093,375
Series A 5.125% 10/1/29	3,000,000	2,607,900
Northern Municipal Power Agency Electric System Revenue
^Capital Appreciation Series A 5.85% 1/1/09 (AMBAC)	3,815,000	3,805,386
Refunding Series B 4.75% 1/1/20 (AMBAC)	2,500,000	2,459,700
Series 32 5.25% 1/1/13 (FSA)	8,000,000	8,178,880
Puerto Rico Electric Power Authority Power Revenue Series GG 4.75% 7/1/21 (FSA)	1,000,000	931,590
Shakopee Public Utilities Commission Revenue 5.125% 2/1/26-09 (MBIA)	2,850,000	2,867,214
Southern Minnesota Municipal Power Agency Supply System Revenue
Series A 5.25% 1/1/14 (AMBAC)	4,000,000	4,239,480
Series A 5.25% 1/1/15 (AMBAC)	8,900,000	9,446,460
^Capital Appreciation Series A 4.44% 1/1/25 (MBIA)	5,000,000	2,062,300
		46,759,585
Escrowed to Maturity Bonds – 9.02%
Dakota - Washington Counties Housing & Redevelopment Authority Single
Family Residential Mortgage Revenue
8.15% 9/1/16 (MBIA) (GNMA)	405,000	520,401
(Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	11,843,190
(Bloomington Mortgage) Refunding Series B 8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	18,489,661
Southern Minnesota Municipal Power Agency Supply System Revenue Refunding Series B
5.50% 1/1/15 (AMBAC)	990,000	1,049,024
University of Minnesota
Series A 5.50% 7/1/21	12,500,000	13,534,500
5.75% 7/1/18	3,840,000	4,362,624

Western Minnesota Municipal Power Agency Supply Revenue Series A
6.60% 1/1/10	900,000	926,550
9.75% 1/1/16 (MBIA)	715,000	968,110
		51,694,060
Health Care Revenue Bonds – 9.74%
Aitkin Health Care Facilities Revenue Refunding (Riverwood Health Care Center) 5.60% 2/1/32	1,500,000	1,087,770
Apple Valley Economic Development Authority Health Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	1,917,891
Bemidji Health Care Facilities First Mortgage Revenue (North Country Health Services) 5.00% 9/1/24 (RADIAN)	740,000	633,440
Breckenridge Catholic Health Initiatives Series A 5.00% 5/1/30	2,500,000	2,150,775
Maple Grove Health Care Facilities Revenue (North Memorial Health Care) 5.00% 9/1/29	1,000,000	783,130
Maple Grove Health Care System Revenue (Maple Grove Hospital) 5.25% 5/1/37	2,950,000	2,250,673
Minneapolis Health Care Facility Revenue (Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	743,001
Minneapolis Health Care System Revenue (Fairview Health Services) Series D
5.00% 11/15/30 (AMBAC)	2,500,000	1,932,850
5.00% 11/15/34 (AMBAC)	10,750,000	7,973,382
Minneapolis - St. Paul Housing & Redevelopment Authority Health Care System Revenue
(Health Partners Obligation Group Project)
5.625% 12/1/22	650,000	551,681
5.875% 12/1/29	1,000,000	803,090
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,336,392
(Fairview Health Care System) Un-Refunded Balance Series A
5.75% 11/15/26 (MBIA)	180,000	157,774
6.375% 11/15/29	15,000	14,628
Northfield Hospital Revenue 5.375% 11/1/26	3,785,000	2,963,012
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	1,529,880
5.25% 9/1/34	7,000,000	4,961,320
Sherburne County Health Care Facilities Revenue (Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	981,375
St. Louis Park Health Care Facilities Revenue Refunding (Park Nicollet Health Services)
Series C 5.50% 7/1/23	3,000,000	2,664,030
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/18 (MBIA)	5,720,000	5,323,089
(Health Partners Obligation Group Project) 5.25% 5/15/36	7,900,000	5,317,095
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/35	4,340,000	3,144,026
Series A 5.70% 11/1/15	1,150,000	1,019,521
St. Paul Housing and Redevelopment Authority Multifamily Housing Revenue Refunding
(Marion Center Project) Series A
5.30% 11/1/30	500,000	321,620
5.375% 5/1/43	500,000	302,385
Stillwater Health Care Revenue (Health System Obligation Group) 5.00% 6/1/35	1,000,000	740,830
Washington County Housing & Redevelopment Authority Revenue (Health East Project) 5.50% 11/15/27	1,000,000	713,520
Willmar (Rice Memorial Hospital Project)
5.00% 2/1/22 (FSA)	1,000,000	1,001,050
5.00% 2/1/25 (FSA)	1,000,000	978,230
Woodbury Economic Development Authority Housing Revenue (Senior Summerhouse Woodbury Project)
Series B 5.75% 6/1/41	2,250,000	1,532,295
		55,829,755
Housing Revenue Bonds – 5.86%
Brooklyn Center Multifamily Housing Revenue Refunding (Shingle Creek) 5.40% 5/20/43 (GNMA) (AMT)	1,000,000	786,350
Dakota County Housing & Redevelopment Authority Single Family Mortgage Revenue
5.85% 10/1/30 (GNMA) (FNMA) (AMT)	128,000	113,724
@Hutchinson Multifamily Housing Revenue (Evergreen Apartments Project) 5.75% 11/1/28 HUD Section 8	785,000	585,053
Minneapolis Multifamily Housing Revenue
(Bottineau Commons Project) 5.45% 4/20/43 (GNMA) (AMT)	1,500,000	1,205,385
(Grant Street Apartments Project) Series A 7.25% 11/1/29	750,000	688,988
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	8,000,000	6,843,439
(Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)	935,000	825,848
(Trinity Apartments) Refunding Series A 6.75% 5/1/21 HUD Section 8	1,610,000	1,502,307

Minnesota Housing Finance Agency Rental Housing Revenue Series C-2 5.95% 2/1/15 (AMBAC)	1,495,000	1,496,555
Minnesota Housing Finance Agency
Residential Housing
Series B-1 5.35% 1/1/33 (AMT)	2,945,000	2,412,308
Series D 4.80% 7/1/38 (AMT)	2,500,000	1,753,575
Series I 4.85% 7/1/38 (AMT)	2,000,000	1,420,880
Series I 5.15% 7/1/38 (AMT)	5,545,000	4,281,738
Series M 4.875% 7/1/37 (AMT)	4,500,000	3,230,505
Minnesota Housing Finance Agency Single Family Mortgage
Series A 5.30% 7/1/19	495,000	497,554
Series J 5.90% 7/1/28 (AMT)	425,000	386,457
@Park Rapids Multifamily Revenue (The Court Apartments Project) 6.30% 2/1/20 (AMT) HUD Section 8	2,695,000	2,315,894
@St. Cloud Housing & Redevelopment Authority Multifamily Housing Revenue (Sterling Heights Apartments Project)
7.55% 4/1/39 (AMT)	1,000,000	858,940
@Washington County Housing & Redevelopment Authority Governmental Revenue (Briar Pond Project)
Series C 7.25% 8/20/34	935,000	767,130
White Bear Lake Multifamily Revenue Refunding (Lake Square) Series A 5.875% 2/1/15 (FHA)	850,000	851,726
Willmar Housing & Redevelopment Authority Multifamily Housing Revenue (Highland Apartments)
5.85% 6/1/19 (HUD Section 8)	835,000	724,797
		33,549,153
Lease Revenue Bonds – 3.48%
Minneapolis Special School District #001 Series A
5.00% 2/1/18 (FSA)	1,545,000	1,574,386
5.00% 2/1/19 (FSA)	1,535,000	1,556,475
5.00% 2/1/20 (FSA)	1,690,000	1,705,176
Puerto Rico Public Buildings Authority Revenue Guaranteed Government Facilities)
Un-Refunded Balance Series D 5.25% 7/1/36	1,070,000	808,974
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	2,500,000	2,498,000
5.25% 12/1/27	3,840,000	3,812,620
Series 3-12 5.125% 12/1/27	3,000,000	2,930,550
(Robert Street Office Building Project)
Series 3-11 4.75% 12/1/23	2,000,000	1,903,200
Series 3-11 5.00% 12/1/27	2,500,000	2,405,050
Series 9 5.25% 12/1/27	725,000	719,831
		19,914,262
Local General Obligation Bonds – 21.00%
Big Lake Independent School District #727 Series A
5.00% 2/1/17 (FSA)	1,040,000	1,074,944
5.00% 2/1/20 (FSA)	1,000,000	1,033,600
Bloomington Independent School District #271 Series B 5.00% 2/1/17	5,300,000	5,478,080
Centennial Independent School District #012 Series A 5.00% 2/1/18 (FSA)	1,270,000	1,352,398
Dakota County Capital Improvement Series A 4.75% 2/1/26	1,000,000	973,590
Dakota County Community Development Agency (Senior Housing Facilities) 5.00% 1/1/21	1,275,000	1,279,641
Farmington Independent School District #192 Series B 5.00% 2/1/27 (FSA)	10,705,000	10,590,884
^Farmington Independent School District #192 Capital Appreciation Series B
5.34% 2/1/21 (FSA)	1,500,000	835,695
5.424% 2/1/20 (FSA)	1,650,000	969,573
Hennepin County Regional Railroad Authority 5.00% 12/1/31	4,030,000	3,933,119
Lakeville Independent School District #194
^Capital Appreciation Series B 5.45% 2/1/19 (FSA)	8,000,000	4,776,960
Series A 4.75% 2/1/22 (FSA)	6,850,000	6,854,178
^Mahtomedi Independent School District #832 Capital Appreciation Series B 5.90% 2/1/14 (MBIA)	1,540,000	1,260,413
Metropolitan Council Minneapolis - St. Paul Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	1,200,000	1,220,532
Series C 5.00% 3/1/16	1,690,000	1,851,615
Series C 5.00% 3/1/28	5,000,000	4,956,900
Minneapolis Library 5.00% 12/1/25	1,500,000	1,499,985
Morris Independent School District #769 Building 5.00% 2/1/24 (MBIA)	4,875,000	5,232,923
Mounds View Independent School District #621 Series A
5.00% 2/1/20 (MBIA)	2,970,000	2,939,736
5.375% 2/1/24 (FGIC)	6,170,000	6,543,038

New Brighton Tax Increment Series A 5.00% 2/1/27 (MBIA)	1,000,000	977,740
Osseo Independent School District #279 Series A 5.00% 2/1/21 (FSA)	3,570,000	3,587,422
Prior Lake Independent School District #719 Series B 5.00% 2/1/19 (FSA)	3,145,000	3,221,958
Ramsey County State Aid Series C 5.00% 2/1/28	1,060,000	1,054,753
Robbinsdale Independent School District #281 5.00% 2/1/21 (FSA)	1,310,000	1,321,384
Rockford Independent School District
5.60% 2/1/21 (FSA)	3,210,000	3,340,069
5.625% 2/1/23 (FSA)	7,020,000	7,306,486
^Rosemount Independent School District #196 Capital Appreciation Series B
5.80% 4/1/09 (FSA)	1,860,000	1,847,557
5.85% 4/1/10 (FSA)	2,240,000	2,160,547
5.931% 4/1/11 (FSA)	2,600,000	2,419,846
5.961% 4/1/12 (FSA)	1,850,000	1,651,255
6.008% 4/1/13 (FSA)	1,915,000	1,633,897
^Sartell Independent School District #748 Capital Appreciation Refunding Series B
5.976% 2/1/13 (MBIA)	540,000	463,590
6.10% 2/1/15 (MBIA)	1,075,000	836,898
6.15% 2/1/16 (MBIA)	1,750,000	1,292,725
^Sauk Rapids Independent School District #047 Series B
5.983% 2/1/15 (FSA)	2,700,000	2,011,959
6.083% 2/1/17 (FSA)	2,245,000	1,480,578
South Washington County Independent School District #833 Series A
4.75% 2/1/25	2,500,000	2,401,575
4.75% 2/1/26	3,600,000	3,421,152
4.75% 2/1/27	2,300,000	2,168,762
St. Michael Independent School District #885
5.00% 2/1/20 (FSA)	1,970,000	2,097,814
5.00% 2/1/27 (FSA)	3,435,000	3,657,863
St. Peter's Hospital Series A 5.00% 9/1/24 (MBIA)	1,905,000	1,878,311
Todd Morrison Cass & Wadena Counties United Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	2,000,000	1,813,580
5.00% 12/1/34	1,000,000	783,300
5.125% 12/1/24	1,000,000	881,200
		120,279,025
§Pre-Refunded Bonds – 23.23%
Chaska Electric Revenue Series A 6.00% 10/1/25-10	1,000,000	1,072,410
Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System-St. Mary's Hospital)
5.25% 2/15/28-14	8,500,000	9,381,790
5.25% 2/15/33-14	10,000,000	11,037,400
5.50% 2/15/23-14	1,000,000	1,115,700
Hopkins Housing & Redevelopment Authority (Public Works & Fire Station) Series A 5.00% 2/1/23-13 (MBIA)	1,210,000	1,324,393
Marshall Medical Center Gross Revenue (Weiner Memorial Medical Center Project) 6.00% 11/1/28-09	1,000,000	1,041,220
Minneapolis Community Development Agency Series G-3 5.45% 12/1/31-11	2,000,000	2,177,720
Minneapolis Health Care System Revenue (Fairview Health Services) Series A 5.625% 5/15/32-12	16,925,000	18,831,262
Minneapolis - St. Paul Metropolitan Airports Commission Revenue
Series A
5.125% 1/1/25-09 (FGIC)	100,000	101,358
5.25% 1/1/32-11 (FGIC)	5,000,000	5,327,450
Series C
5.125% 1/1/20-11 (FGIC)	2,000,000	2,125,880
5.25% 1/1/32-11 (FGIC)	8,845,000	9,424,259
5.50% 1/1/17-11 (FGIC)	2,500,000	2,662,675
Minneapolis Tax Increment Revenue Series E 5.00% 3/1/13-09	3,000,000	3,030,930
Minneapolis, Minnesota Health Care System Revenue (Allina Health Systems) Series A 5.75% 11/15/32-12	17,300,000	19,353,682
Minnesota Agricultural & Economic Development Revenue (Fairview Health Care System)
Series A 6.375% 11/15/29-10	485,000	528,708
Minnesota Public Facilities Authority Water Pollution Control Revenue
Series A 5.00% 3/1/20-10	3,000,000	3,123,150
Series B 4.75% 3/1/19-09	2,000,000	2,019,280
Puerto Rico Commonwealth Series B 5.00% 7/1/35-16	925,000	1,038,063

Puerto Rico Public Buildings Authority Guaranteed Government Facilities Revenue Series D 5.25% 7/1/36-12	2,930,000	3,173,073
Rochester Electric Utilities Revenue 5.25% 12/1/30-10	4,915,000	5,242,781
Rochester Multifamily Housing Revenue (Wedum Shorewood Campus Project) 6.60% 6/1/36-09	3,890,000	4,066,373
South Washington County Independent School District #833 Series A 5.60% 2/1/20-10 (MBIA)	6,880,000	7,175,221
Southern Minnesota Municipal Power Agency Supply Revenue Series A
5.75% 1/1/18-13 (MBIA)	1,000,000	1,081,100
5.75% 1/1/18-13	3,790,000	4,097,369
5.75% 1/1/18-13 (AMBAC)	670,000	724,337
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B
5.25% 7/1/30-14	9,420,000	10,516,205
5.50% 7/1/25-14	2,000,000	2,258,320
		133,052,109
Special Tax Revenue Bonds– 2.44%
Hennepin County Sales Revenue (Second Lien - Ballpark Project) Series B
5.00% 12/15/19	2,100,000	2,182,509
5.00% 12/15/24	1,150,000	1,146,205
^Minneapolis Community Development Agency Tax Increment Revenue Capital Appreciation
6.674% 9/1/09 (MBIA)	5,750,000	5,649,720
Minneapolis Tax Increment Revenue (St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	772,380
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue Series B 5.00% 7/1/46	4,000,000	2,746,480
Virgin Islands Public Finance Authority Revenue (Senior Lien Matching Fund Loan) Series A 5.25% 10/1/22	1,785,000	1,472,750
		13,970,044
State General Obligation Bonds – 5.17%
Minnesota State
5.00% 10/1/15	5,000,000	5,508,500
5.00% 11/1/20 (FSA)	13,675,000	13,791,785
5.00% 8/1/21	2,400,000	2,417,448
Puerto Rico Commonwealth Public Improvement
Refunding Series A
5.50% 7/1/17	4,070,000	3,905,694
5.50% 7/1/19 (MBIA)	1,500,000	1,408,725
Un-Refunded Balance Series A 5.00% 7/1/34	1,670,000	1,229,237
Un-Refunded Balance Series B 5.00% 7/1/35	575,000	420,716
Puerto Rico Government Development Bank Senior Notes Series B 5.00% 12/1/14	1,000,000	968,700
		29,650,805
Transportation Revenue Bonds – 1.10%
Minneapolis - St. Paul Metropolitan Airports Commission Revenue Series A
5.00% 1/1/15 (AMT)	3,095,000	2,918,492
5.00% 1/1/22 (MBIA)	2,000,000	1,884,280
5.25% 1/1/16 (MBIA)	1,460,000	1,500,997
		6,303,769
Total Municipal Bonds (cost $586,727,830)		561,973,833

Short-Term Investments – 0.78%
Money Market Instruments – 0.08%
Federated Minnesota Municipal Cash Trust	485,073	485,073
		485,073

•Variable Rate Demand Notes – 0.70%
Minneapolis Minnesota Health Care (Fairview Health Services) Series E 0.65% 11/15/47	3,000,000	3,000,000
University of Minnesota Series C 0.60% 12/1/36	1,000,000	1,000,000
		4,000,000
Total Short-Term Investments (cost $4,485,073)		4,485,073
Total Value of Securities – 98.86%
(cost $591,212,903)		566,458,906
Receivables and Other Assets Net of Liabilities (See Notes) – 1.14%		6,493,955
Net Assets Applicable to 50,514,230 Shares Outstanding – 100.00%		$572,952,861

^Zero coupon security. The rate shown is the yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of November 30, 2008.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 4 in "Notes."
@Illiquid security. At November 30, 2008 the aggregate amount of illiquid securities was $4,527,017, which represented 0.79% of the Fund's net assets. See Note 4 in "Notes."

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Authority
FNMA – Insured by Federal National Mortgage Association
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
HUD – Housing and Urban Development
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance
VA – Insured by the Veterans Administration

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Tax Free Funds – Delaware Tax-Free Minnesota Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service or broker To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools ("international fair value pricing").

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Interest and Related Expenses – Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, the Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes, whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fees expenses are recorded on the accrual basis.

At November 30, 2008, the Fund had an average daily liability from the participation in inverse floater program of $5,455,824 and recorded interest expense at an average rate of 3.48%.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At November 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$591,212,903
Aggregate unrealized appreciation	19,416,129
Aggregate unrealized depreciation	(44,170,126)
Net unrealized depreciation	$(24,753,997)

Effective September 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of November 30, 2008:

Securities
Level 1	$485,073
Level 2	565,973,833
Level 3	-
Total	$566,458,906

There were no Level 3 securities at the beginning or end of the period.

3. Inverse Floaters
The Fund may participate in inverse floater programs where the Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund’s exposure to a specific segment of the yield curve. At November 30, 2008 the fund held no investments in inverse floaters.

4. Credit and Market Risk
The Fund concentrates its investments in securities issued by Minnesota’s municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2008, 44% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group (Standard & Poor’s) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." ”Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, Standard & Poor’s, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2008, there were no Rule 144A securities .Illiquid securities have been identified on the schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: